                                                   FILED PURSUANT TO RULE 497(e)
                                                 FILE NOS. 2-98772 AND 811-04347

                                    GMO TRUST

                       AMENDED AND RESTATED SUPPLEMENT TO
                  GMO TRUST PROSPECTUS DATED JUNE 30, 2006 AND
        GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2006

GMO GLOBAL BALANCED ASSET ALLOCATION FUND

Effective April 1, 2007, the section captioned "Benchmark" on page 86 of the Prospectus is replaced with the following paragraphs:

              The Fund's benchmark is the GMO Global Balanced Index, a composite benchmark computed by GMO. It consists of (i) the MSCI ACWI (All Country World Index) Index (an international equity index, independently maintained and published by Morgan Stanley Capital International) and (ii) the Lehman Brothers U.S. Aggregate Index (an independently maintained and published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher) in the following proportions:
              65% MSCI ACWI Index and 35% Lehman Brothers U.S. Aggregate Index.

              From June 30, 2002 through March 31, 2007, the GMO Global Balanced Index consisted of (i) the S&P 500 Index (an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's); (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index (an international equity index (excluding U.S. and including emerging countries) that is independently maintained and published by Morgan Stanley Capital International); and (iii) the Lehman Brothers U.S. Aggregate Index in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI (All Country World Index) ex-U.S. Index), and 35% (Lehman Brothers U.S. Aggregate Index). Effective April 1, 2007, the composition of the GMO Global Balanced Index is changing to reflect the current investment opportunities available to the Fund.

              It is expected that, with the changed benchmark, the Fund will tend to have a materially larger allocation to non-U.S. equities (with a corresponding decrease in the Fund's allocation to U.S. equities).

GMO U.S. QUALITY EQUITY FUND

Commencing December 8, 2006, the Fund is offering additional classes of shares, Class V and Class VI.

FEES AND EXPENSES

         The table below shows, for Class V and Class VI shares, the expected cost of investing in the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that are paid from Fund assets as a percentage of average daily net assets)            CLASS V    CLASS VI
----------------------------------------------------------------------------------------------------------------------
Management fee                                                                                    0.33%      0.33%
Shareholder service fee                                                                           0.085%     0.055%
Other expenses                                                                                    0.03%(1)   0.03%(1)
Total annual operating expenses                                                                   0.45%      0.42%
  Expense reimbursement                                                                           0.03%(2)   0.03%(2)
Net annual expenses                                                                               0.42%      0.39%


(1) "Other expenses" have been restated to reflect current (as of June 30, 2006) fees.

(2) The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees and other expenses described on page 106 of the Prospectus) exceed 0.33% of the Fund's average daily net assets.

EXAMPLE

         This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                   1 YEAR*          3 YEARS           5 YEARS          10 YEARS
                   -------          -------           -------          --------
Class V            $43              $141              $249             $564
Class VI           $40              $132              $232             $527

* After reimbursement.

See "Fees and expenses" on page 7 of the Prospectus for information relating to the Class III and Class IV shares offered by the Fund through the Prospectus.

MULTIPLE CLASSES

The table under the caption "Minimum Investment Criteria for Class IV, Class V, and Class VI Eligibility" in the "Multiple Classes" section on page 112 of the Prospectus is amended to include the following:

---------------------------------------------------------------------------------------------------------------------------
                                                                           MINIMUM TOTAL                SHAREHOLDER
                                                                          INVESTMENT PLUS               SERVICE FEE
                                               MINIMUM TOTAL               MINIMUM FUND             (AS A % OF AVERAGE
                                              FUND INVESTMENT               INVESTMENT               DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------------
FUNDS OFFERING         U.S. Quality                                       $500 million plus
CLASS V SHARES         Equity Fund             $250 million           $35 million in the Fund              0.085%
---------------------------------------------------------------------------------------------------------------------------
FUNDS OFFERING         U.S. Quality                                       $750 million plus
CLASS VI SHARES        Equity Fund             $300 million           $35 million in the Fund              0.055%
---------------------------------------------------------------------------------------------------------------------------


FUND CODES

On the inside back cover of the Prospectus, the list of "Fund Codes" is hereby amended to add the Cusip numbers for U.S. Quality Equity Fund's Class V shares, 362008 23 7, and Class VI shares, 362008 22 9.


GMO STRATEGIC FIXED INCOME FUND

Effective the close of business on September 29, 2006, the last paragraph of the section captioned "Principal investment strategies" on page 58 of the Prospectus is replaced with the following paragraph:

              The Manager seeks to cause the duration of the Fund's portfolio to approximate that of its benchmark (generally 90 days). The Manager may, in the future, depending on the Manager's assessment of interest rate conditions, change the Fund's benchmark to another nationally recognized debt index with a duration between 90 days and 15 years.

Effective the close of business on September 29, 2006, the section captioned "Benchmark" on page 58 of the Prospectus is replaced with the following paragraph:

              The Fund's benchmark is the JPMorgan U.S. 3 Month Cash Index, which is independently maintained and published by JPMorgan. The Index measures the total return performance of three-month euro-currency deposits.

GMO EMERGING COUNTRY DEBT SHARE FUND

GMO Emerging Country Debt Share Fund was liquidated on September 29, 2006.


GMO INFLATION INDEXED PLUS BOND FUND

Commencing July 18, 2006, the Fund is offering an additional class of shares, Class IV.

FEES AND EXPENSES
         The table below shows, for Class IV shares, the expected cost of investing in the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that are paid from Fund assets as a percentage of average daily net assets)               CLASS IV
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                                       0.25%
Shareholder service fee                                                                              0.10%(1)
Other expenses                                                                                       0.07%(2),(3)
Total annual operating expenses                                                                      0.42%(3)
  Expense reimbursement/waiver                                                                       0.05%(1),(3),(4)
Net annual expenses                                                                                  0.37%(3)

(1) The Manager will waive the Fund's shareholder service fee to the extent that any direct and indirect shareholder service fees borne by the Fund exceed 0.10%; provided, however, that the amount of this waiver will not exceed 0.10%.

(2) "Other expenses" reflect the aggregate of the direct expenses associated with an investment in the Fund and the indirect net expenses associated with the Fund's investments in other Funds of the Trust (the "underlying Funds"). As described in note 4 below, the Manager will reimburse the Fund for certain direct and indirect expenses. The Fund's total annualized indirect net expenses for its initial fiscal year are estimated to be 0.04%. Indirect expenses include interest expense that may be incurred by underlying Funds that enter into reverse repurchase agreements. Annualized indirect net expenses (before addition of indirect interest expense) and annualized indirect interest expense are estimated to be 0.02% and 0.02%, respectively. Actual indirect expenses will vary depending on the percentage of the Fund's portfolio invested in the underlying Funds.

(3) The amounts indicated above represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.

(4) The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying Funds, and other expenses described on page 106 of the Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2007 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in Emerging Country Debt Fund ("ECDF") (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

EXAMPLE

         This example helps you compare the cost of investing in the Fund (including estimated direct expenses and estimated indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                          1 YEAR*                3 YEARS
                          -------                -------
Class IV                  $38                    $134

* After reimbursement.

See "Fees and expenses" on page 73 of the Prospectus for information relating to the Class III and Class VI shares offered by the Fund through the Prospectus.

MULTIPLE CLASSES

The table under the caption "Minimum Investment Criteria for Class IV, Class V, and Class VI Eligibility" in the "Multiple Classes" section on page 112 of the Prospectus is amended to include the following:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 MINIMUM TOTAL                SHAREHOLDER
                                                                                INVESTMENT PLUS               SERVICE FEE
                                                     MINIMUM TOTAL               MINIMUM FUND             (AS A % OF AVERAGE
                                                    FUND INVESTMENT               INVESTMENT               DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------------------
FUNDS OFFERING           Inflation Indexed                                     $250 million plus
CLASS IV SHARES          Plus Bond Fund              $125 million           $35 million in the Fund            0.10%(1)
---------------------------------------------------------------------------------------------------------------------------------


(1) The Manager will waive the shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by Class IV shares of the Fund exceeds 0.10%; provided, however, that the amount of this waiver will not exceed 0.10%.

FUND CODES

On the inside back cover of the Prospectus, the list of "Fund Codes" is hereby amended to add the Cusip number for Inflation Indexed Plus Bond Fund's Class IV shares, 362013 39 3.


Supplement Date: February 1, 2007

                                                   Filed pursuant to Rule 497(e)
                                                 File Nos. 2-98772 and 811-04347




                                    GMO TRUST

                                  SUPPLEMENT TO
                    GMO TRUST PROSPECTUS DATED JUNE 30, 2006


GMO GLOBAL BALANCED ASSET ALLOCATION FUND


Effective April 1, 2007, the section captioned "Benchmark" on page 86 of the Prospectus is replaced with the following paragraphs:

              The Fund's benchmark is the GMO Global Balanced Index, a composite benchmark computed by GMO. It consists of (i) the MSCI ACWI (All Country World Index) Index (an international equity index, independently maintained and published by Morgan Stanley Capital International) and (ii) the Lehman Brothers U.S. Aggregate Index (an independently maintained and published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher) in the following proportions:
              65% MSCI ACWI Index and 35% Lehman Brothers U.S. Aggregate Index.

              From June 30, 2002 through March 31, 2007, the GMO Global Balanced Index consisted of (i) the S&P 500 Index (an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's); (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index (an international equity index (excluding U.S. and including emerging countries) that is independently maintained and published by Morgan Stanley Capital International); and (iii) the Lehman Brothers U.S. Aggregate Index in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI (All Country World Index) ex-U.S. Index), and 35% (Lehman Brothers U.S. Aggregate Index). Effective April 1, 2007, the composition of the GMO Global Balanced Index is changing to reflect the current investment opportunities available to the Fund.

              It is expected that, with the changed benchmark, the Fund will tend to have a materially larger allocation to non-U.S. equities (with a corresponding decrease in the Fund's allocation to U.S. equities).


Supplement Date:  February 1, 2007

                                                   FILED PURSUANT TO RULE 497(e)
                                                 FILE NOS. 2-98772 AND 811-04347





                                    GMO TRUST

 SUPPLEMENT TO GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2006

PORTFOLIO TRANSACTIONS

Effective immediately, the following is added as the second paragraph of the section of the Statement of Additional Information entitled "Portfolio Transactions":

In certain cases, the Manager may identify investment opportunities that are suitable for the Funds and one or more private investment companies for which the Manager or one of its affiliates serves as investment manager, general partner and/or managing member ("GMO Private Funds"). In most cases, the Manager receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of a Fund. To help manage this potential conflict, the Manager has developed and reviewed with the Trust's Board of Trustees trade allocation policies that establish a framework for allocating initial public offerings ("IPOs") and other limited offerings that takes into account the needs and objectives of each Fund and the other GMO clients. One of the Private Funds to be managed by GMO's Emerging Markets Division, the GMO Emerging Illiquid Fund L.P. ("EIF"), focuses on less liquid investments. Consequently, certain types of investments, initially including securities of companies with smaller market capitalizations, IPOs and private placements with smaller offering sizes and other less liquid investments will, within the Emerging Markets Division, ordinarily be allocated 100% to EIF as opposed to other Emerging Markets strategies (including GMO Emerging Markets
Fund). In other cases, the GMO Emerging Markets strategies (including GMO Emerging Markets Fund) and EIF will receive an allocation of limited investments that are suitable for each, but EIF may receive an allocation of such investments greater than would be the case if the allocation were pro rated by assets. As a result, there may be cases where GMO Emerging Markets strategies (including GMO Emerging Markets Fund) receive a reduced allocation -- or no allocation -- of a specific limited offering that they are nonetheless eligible to purchase. In general, the Emerging Markets Division and other GMO Divisions divide IPOs between themselves pro rata based upon indications of interest.


Supplement Date: February 1, 2007

                                                   FILED PURSUANT TO RULE 497(e)
                                                 FILE NOS. 2-98772 AND 811-04347





                                    GMO TRUST

     SUPPLEMENT TO GMO TRUST STATEMENT OF ADDITIONAL INFORMATION -- CLASS M
                              DATED JUNE 30, 2006

PORTFOLIO TRANSACTIONS

Effective immediately, the following is added as the second paragraph of the section of the Statement of Additional Information entitled "Portfolio Transactions":

In certain cases, the Manager may identify investment opportunities that are suitable for the Funds and one or more private investment companies for which the Manager or one of its affiliates serves as investment manager, general partner and/or managing member ("GMO Private Funds"). In most cases, the Manager receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of a Fund. To help manage this potential conflict, the Manager has developed and reviewed with the Trust's Board of Trustees trade allocation policies that establish a framework for allocating initial public offerings ("IPOs") and other limited offerings that takes into account the needs and objectives of each Fund and the other GMO clients. One of the Private Funds to be managed by GMO's Emerging Markets Division, the GMO Emerging Illiquid Fund L.P. ("EIF"), focuses on less liquid investments. Consequently, certain types of investments, initially including securities of companies with smaller market capitalizations, IPOs and private placements with smaller offering sizes and other less liquid investments will, within the Emerging Markets Division, ordinarily be allocated 100% to EIF as opposed to other Emerging Markets strategies. In other cases, the GMO Emerging Markets strategies and EIF will receive an allocation of limited investments that are suitable for each, but EIF may receive an allocation of such investments greater than would be the case if the allocation were pro rated by assets. As a result, there may be cases where GMO Emerging Markets strategies receive a reduced allocation -- or no allocation -- of a specific limited offering that they are nonetheless eligible to purchase. In general, the Emerging Markets Division and other GMO Divisions divide IPOs between themselves pro rata based upon indications of interest.


Supplement Date: February 1, 2007